Label	Element	Value
Mexico, Pesos
Sensitivity analysis for types of market risk [text block]	ifrs-full_SensitivityAnalysisForEachTypeOfMarketRisk
The following table details the Entity’s sensitivity to a 10% appreciation or depreciation in the US Dollar against the Mexican peso. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency exchange rates. A positive number below indicates an increase in profit or equity where the US dollar appreciates 10%
against the relevant currency. For a 10% depreciation of the US dollar against the Mexican peso, there would be a comparable impact on the profit or equity, and the balances below would be negative:

	December 31, 2023	December 31, 2022	December 31, 2021

Profit or loss impact:
Mexican peso - 10% appreciation - gain	$100,921	$147,185	$(239,421)
Mexican peso - 10% depreciation - loss	(123,347)	(179,893)	292,626
U.S. dollar - 10% appreciation – loss	(51,958,356)	(59,471,840)	(65,033,544)
U.S. dollar - 10% depreciation – gain	51,958,356	59,471,840	65,033,544

Rental Income [Member] | Customers [member] | One Customer [Member]
Concentration Risk, Percentage 1	vtmx_ConcentrationRiskPercentage1	0.06
Concentration Risk, Percentage 1	vtmx_ConcentrationRiskPercentage1	0.05
Concentration Risk, Percentage 1	vtmx_ConcentrationRiskPercentage1	0.06
Lease receivables [member] | Customers [member] | One Customer [Member]
Concentration Risk, Percentage 1	vtmx_ConcentrationRiskPercentage1	0.42
Concentration Risk, Percentage 1	vtmx_ConcentrationRiskPercentage1	0.43
Concentration Risk, Percentage 1	vtmx_ConcentrationRiskPercentage1	0.45
Current Operating Lease Receivables, Net	vtmx_CurrentOperatingLeaseReceivablesNet	$ 3,249,692
Current Operating Lease Receivables, Net	vtmx_CurrentOperatingLeaseReceivablesNet	3,863,928
Current Operating Lease Receivables, Net	vtmx_CurrentOperatingLeaseReceivablesNet	$ 4,525,100